401(k) plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
401(k) plan
12. 401(k) plan
In May 2020, the Company established a 401(k) plan that allows full-time employees to contribute a portion
of their salary, subject to statutory limits. The Company makes matching cash contributions up to a pre-defined
annual maximum contribution per employee per year. During the years ended December 31, 2022 and December 31, 2021, the Company’s total expense for the matching contributions was immaterial.